Non-interest income	12 Months Ended
Sep. 30, 2018
Non-interest income
Non-interest income

Note 4. Non-interest income

Accounting policy

Fees and commissions Fees and commission income are recognised as follows:

▪	facility fees are primarily earned for the provision of credit and other facilities to customers and are recognised as the services are provided;
▪	transaction fees are earned for facilitating transactions and are recognised once the transaction is executed;
▪	other non-risk fee income includes advisory and underwriting fees which are recognised when the related service is completed.

Income which forms an integral part of the effective interest rate of a financial instrument is recognised using the effective interest method and recorded in interest income (for example, loan origination fees).

Funds management income

Funds management fees earned for the ongoing management of customer funds and investments are recognised over the period of management.

Premium income

Premium income includes premiums earned for life insurance, life investment and general insurance products:

▪	life insurance premiums with a regular due date are recognised as revenue on an accrual basis. Premiums with no due date are recognised on a cash received basis;
▪

life investment premiums include a management fee component which is recognised as funds management income over the period the service is provided. The deposit components of life insurance and investment contracts are not revenue and are treated as movements in life insurance policy liabilities;

▪

general insurance premium comprises amounts charged to policyholders, excluding taxes, and is recognised based on the likely pattern in which the insured risk is likely to emerge. The portion not yet earned based on the pattern assessment is recognised as unearned premium liability

Claims expense

▪	life and general insurance contract claims are recognised as an expense when the liability is established;
▪	claims incurred in respect of life investment contracts represent withdrawals and are recognised as a reduction in life insurance liabilities.
Trading income

▪

realised and unrealised gains or losses from changes in the fair value of trading assets, liabilities and derivatives are recognised in the period in which they arise (except day one profits or losses which are deferred, refer to Note 23);

▪	dividend income on the trading portfolio is recorded as part of trading income;
▪	net income related to Treasury’s interest rate and liquidity management activities is included in net interest income.
Dividend income

▪	dividends on quoted shares are recognised on the ex-dividend date;
▪	dividends on unquoted shares are recognised when the company’s right to receive payment is established.

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Fees and commissions
Facility fees	1,347	1,333	1,297	1,333	1,299
Transaction fees and commissions	1,105	1,193	1,177	886	953
Other non-risk fee income	98	229	281	54	211

Total fees and commissions	2,550	2,755	2,755	2,273	2,463

Wealth management and insurance income1
Life insurance and funds management net operating income	1,825	1,590	1,657	-	-
General insurance and lenders mortgage insurance net operating income	236	210	242	-	-

Total wealth management and insurance income	2,061	1,800	1,899	-	-

Trading income2	945	1,202	1,124	919	1,095

Other income
Dividends received from subsidiaries	-	-	-	2,013	1,859
Dividends received from other entities	3	2	7	3	2
Net gain on sale of associates3	-	279	-	-	-
Net gain on disposal of assets	24	6	1	-	5
Net gain/(loss) on hedging overseas operations	-	-	(6)	19	152
Net gain/(loss) on derivatives held for risk management purposes4	8	52	(88)	8	52
Net gain/(loss) on financial instruments designated at fair value	38	11	(6)	36	3
Net gain/(loss) on disposal of controlled entities	(9)	-	1	-	-
Rental income on operating leases	107	143	109	77	104
Share of associates’ net profit/(loss)	(10)	17	30	-	-
Other5	(89)	19	11	5	20

Total other income	72	529	59	2,161	2,197

Transactions with subsidiaries	-	-	-	472	376

Total non-interest income	5,628	6,286	5,837	5,825	6,131

Wealth management and insurance income comprised
Funds management income	1,145	997	1,006	-	-
Life insurance premium income	1,410	1,204	1,114	-	-
Life insurance commissions, investment income and other income	666	544	386	-	-
Life insurance claims and changes in life insurance liabilities	(1,396)	(1,155)	(849)	-	-
General insurance and lenders mortgage insurance net premiums earned	472	451	455	-	-
General insurance and lenders mortgage insurance investment, commissions and other income	50	77	70	-	-
General insurance and lenders mortgage insurance claims incurred, underwriting and commission expenses	(286)	(318)	(283)	-	-

Total wealth management and insurance income	2,061	1,800	1,899	-	-

1Wealth management and insurance income includes policy holder tax recoveries.

2Trading income represents a component of total markets income from WIB markets business, Westpac Pacific and Treasury foreign exchange operations in Australia and New Zealand.

3On 26 May 2017, the Group sold 60 million (19% of Pendal’s shares on issue) Pendal shares. Refer to Note 35 for further details.

4Income from derivatives held for risk management purposes reflects the impact of economic hedges of foreign currency capital and earnings.

5Other includes $104 million of impairment on the remaining shareholdings of Pendal for the Group and nil for Parent in 2018.